Loans and borrowings - Other borrowings (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Carrying amount	¥ 3,452,000,000
Secured bank loans | Minimum
Loans and borrowings
Weighted average effective interest rate	0.70%
Secured bank loans | Maximum
Loans and borrowings
Weighted average effective interest rate	7.64%
Letters of credit
Loans and borrowings
Aggregated amount	¥ 777,422,000	¥ 575,578,000
Letters of credit | Minimum
Loans and borrowings
Interest rate	1.05%	2.07%
Letters of credit | Maximum
Loans and borrowings
Interest rate	1.45%	2.20%